Acquisitions - Acquisitions Table (details) (USD $)	12 Months Ended																1 Months Ended								1 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2011 Affiliated Entity Member		Dec. 31, 2010 Affiliated Entity Member		Dec. 31, 2009 Affiliated Entity Member		Dec. 31, 2011 Third Parties [Member]		Dec. 31, 2010 Third Parties [Member]		Jul. 31, 2009 Chipeta [Member]		Jul. 31, 2009 Chipeta [Member] Third Parties [Member]		Jul. 31, 2009 Chipeta [Member] Noncontrolling Interests		Jul. 31, 2009 Chipeta [Member] Processing Trains [Member]		Jan. 31, 2010 Granger [Member]		Aug. 31, 2010 Wattenberg [Member]		Sep. 30, 2010 White Cliffs [Member]		Sep. 30, 2010 White Cliffs [Member] Affiliated Entity Member		Sep. 30, 2010 White Cliffs [Member] Third Parties [Member]		Feb. 28, 2011 Platte Valley [Member]		Jul. 31, 2011 Bison [Member]		Jul. 31, 2011 Bison [Member] Amine Treating Unit [Member]
Business Acquisition Line Items
Acquisition date																	07/01/09	[1]							01/29/10	[2]	08/02/10	[3]	09/28/10	[4]					02/28/11	[5]	07/08/11	[6]
Percentage acquired																	51.00%	[1]							100.00%	[2]	100.00%	[3]	10.00%	[4]	0.40%	[4]	9.60%	[4]	100.00%	[5]	100.00%	[6]
Borrowings	$ 1,055,939,000	[7]	$ 660,000,000	[7]	$ 101,451,000	[7]											$ 101,451,000	[1]							$ 210,000,000	[2]	$ 450,000,000	[3]							$ 303,000,000	[5]
Cash on hand							28,837,000	[7]	734,780,000	[7]	101,451,000	[7]	301,957,000	[7]	18,047,000	[7]	4,638,000	[1]							31,680,000	[2]	23,100,000	[3]	38,047,000	[4]					602,000	[5]	25,000,000	[6]
Common units issued																	351,424	[1]							620,689	[2]	1,048,196	[3]									2,950,284	[6]
GP units issued																	7,172	[1]							12,667	[2]	21,392	[3]									60,210	[6]
Table Text Block Supplement Abstract
Assets, number of units																							2	[1]															3	[6]
Cash paid for compressor station and processing plant																			9,100,000	[1]
Contribution from noncontrolling interest owners																					$ 4,500,000	[1]

[1]	The assets acquired from Anadarko include a 51% membership interest in Chipeta, together with an associated NGL pipeline. These assets provide processing and transportation services in the Greater Natural Buttes area in Uintah County, Utah. Chipeta owns a natural gas processing plant with two processing trains: a refrigeration unit and a cryogenic unit. In addition, in November 2009, Chipeta acquired the Natural Buttes plant including a compressor station and processing plant from a third party for $9.1 million, of which $4.5 million was contributed by the noncontrolling interest owners to fund their proportionate share. The 51% membership interest in Chipeta and associated NGL pipeline are referred to collectively as the “Chipeta assets” and the acquisition is referred to as the “Chipeta acquisition.”
[2]	The assets acquired from Anadarko include (i) the Granger gathering system with related compressors and other facilities, and (ii) the Granger complex, consisting of cryogenic trains, a refrigeration train, an NGLs fractionation facility and ancillary equipment. These assets, located in southwestern Wyoming, are referred to collectively as the “Granger assets” and the acquisition as the “Granger acquisition.”
[3]	The assets acquired from Anadarko include the Wattenberg gathering system and related facilities, including the Fort Lupton processing plant. These assets, located in the Denver-Julesburg Basin, north and east of Denver, Colorado, are referred to collectively as the “Wattenberg assets” and the acquisition as the “Wattenberg acquisition.”
[4]	White Cliffs owns a crude oil pipeline that originates in Platteville, Colorado and terminates in Cushing, Oklahoma, which became operational in June 2009. The Partnership’s acquisition of the 0.4% interest in White Cliffs and related purchase option from Anadarko combined with the acquisition of an additional 9.6% interest in White Cliffs from a third party, are referred to collectively as the “White Cliffs acquisition.” The Partnership’s interest in White Cliffs is referred to as the “White Cliffs investment.”
[5]	The assets acquired from a third party include (i) a natural gas gathering system and related compression and other ancillary equipment, and (ii) cryogenic gas processing facilities. These assets, located in the Denver-Julesburg Basin, are referred to collectively as the “Platte Valley assets” and the acquisition as the “Platte Valley acquisition.” See further information below, including the final allocation of the purchase price in August 2011.
[6]	The Bison gas treating facility acquired from Anadarko is located in the Powder River Basin in northeastern Wyoming, and includes (i) three amine treating units, (ii) compressor units, and (iii) generators. These assets are referred to collectively as the “Bison assets” and the acquisition as the “Bison acquisition.” The Bison assets are the only treating and delivery point into the third-party-owned Bison pipeline. Anadarko began construction of the Bison assets in 2009 and placed them in service in June 2010. See further information below.
[7]	Financial information for the year ended December 31, 2011, has been recast to include the financial position and results attributable to the MGR assets, and the financial information for the years ended December 31, 2010 and 2009, has been recast to include the financial position and results attributable to the Bison and MGR assets. See Note 2.